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                                  May 3, 2005

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

      STATE FARM MUTUAL FUND TRUST
      1933 ACT REGISTRATION NO. 333-42004
      1940 ACT REGISTRATION NO. 811-10027

      In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Mutual Fund Trust (the "Trust") certifies that:

      a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

      b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 29, 2005.

                                                    Sincerely,

                                                    /s/ David M. Moore
                                                    David M. Moore
                                                    Assistant Secretary
                                                    State Farm Mutual Fund Trust
                                                    309-766-1908